Dear Fellow Shareholders:                             October 20, 1997

I am pleased to report strong investment performance results for our family of mutual funds during the third quarter.

The Funds' performance benefited from our team investment approach and focused stock selection process. On a relative basis, growth stock investing, especially in the small-cap area, moved back into favor.

Fund highlights are as follows:

      Fund                          YTD Return    3rd Qtr Return

Monetta Fund                            34.2%       19.9%

      * Significant performance improvement due to emphasis on investing in early stage growth stocks.
      *    Strong year-to-date comparison vs Benchmark Indices.
      * Shift to small-cap securities should continue as investors focus on superior growth characteristics.

Monetta Small-Cap Equity Fund           50.9%       27.7%

      * Fund benefiting from superior stock selection since its debut in February 1997.
      *    Trounces its benchmark, Russell 2000 Index since inception.
      *    Major beneficiary of investor shift toward secondary stocks.

Monetta Mid-Cap Equity Fund             29.7%       14.3%

      * Non-Technology portfolio weightings reduced Fund's volatility and enhanced performance.
      * Fund performance kept pace with its primary benchmark index, S & P Mid-Cap 400 Index.
      * Mid-Cap multiples should continue to expand based on anticipated growth rates.

Monetta Large-Cap Equity Fund           27.9%       10.9%

      * Controlled volatility by avoiding overpriced, over-owned "brand-name" issues.
      * Double digit quarterly return despite the overall underperformance of large capitalization stocks.
      * Stock selectivity will be the key to superior investment performance.

Monetta Balanced Fund                   22.9%       12.2%

      * A well balanced equity component of small-, mid- and large-cap issues resulted in superior investment performance.
      * Handily beat S & P 500 Index with only 65% of portfolio invested in stocks.
      * Fixed Income component invested in high quality government and corporate issues.

Monetta Intermediate Bond Fund           6.4%        3.1%

      * High quality investment portfolio coupled with high dividend yield enhanced performance.
      * Significantly outperformed its benchmark Index (Lehman Brothers Gov't/Corp Intermediate Bond) for trailing 12 months.

Monetta Government Money Market Fund     3.8%        1.2%

      *    Very conservative Fund with above average current yield.
      *    Current SEC 7-day yield 5.02% at 9/30/97.


We are pleased to announce our new website at www.monetta.com. We encourage you to visit the site which we plan to update frequently.

We recognize that choosing mutual funds in which to invest is not an easy decision. As fellow shareholders, we thank you for the confidence you have shown in us and promise to work hard to justify your investment with us.

Best personal regards,



Robert S. Bacarella
President and Founder

<Page 1>

Table of Contents

Schedule of Investments

      Monetta Fund                           3
      Monetta Small-Cap Equity Fund          6
      Monetta Mid-Cap Equity Fund            8
      Monetta Large-Cap Equity Fund          10
      Monetta Balanced Fund                  12
      Monetta Intermediate Bond Fund         14
      Monetta Government Money Market Fund   15

Footnote:
Past Performance is no guarantee of future results. The principal value and return on your investment will fluctuate and on redemption maybe worth more or less than your original cost. Historically, small company stocks have been more volatile than large company stocks, U.S. Government Bonds and Treasury Bills. Past performance is no guarantee of future results.

References to individual securities are the views of the Advisor at the date of this report and may change. References are not a recommendation to buy or sell any security. Fund holdings are subject to change.
Since indices are unmanaged, it is not possible to invest in them.

Sources for performance data include Lipper Analytical Services, Inc. and Frank Russell Company.

<Page 2>


Monetta Fund                              Period ended 9/30/97

Investment Objective:           Capital Appreciation/Income
Market Capitalization Range:    $50 million - $1 billion
Total Net Assets:               $178 million

Fund/Benchmark         Average Annual Total Return

                     1 Year      5 years       10 Years
Monetta Fund         30.45%      12.32%        14.47%
Russell 2000*        33.19%      20.51%        12.23%
NASDAQ Composite*    37.39%      23.65%        14.26%

*Source Lipper Analytical Services, Inc.


{Performance Graph Appears Here}

Measurement Period        Monetta Equity   Russell   NASDQ
(Fiscal Year Covered)     Fund              2000
---------------------     --------------   -------   -------
12/87                      9,053            7,094     7,438
3/88                       9,614            8,447     8,432
6/88                      10,830            9,004     8,883
9/88                      11,083            8,919     8,726
12/88                     11,139            8,860     8,584
3/89                      11,487            9,543     9,155
6/89                      12,405           10,150     9,798
9/89                      12,993           10,836    10,644
12/89                     12,835           10,299    10,237
3/90                      13,523           10,072     9,803
6/90                      15,123           10,460    10,404
9/90                      12,206            7,893     7,753
12/90                     14,294            8,290     8,413
3/91                      16,942           10,755    10,854
6/91                      17,450           10,589    10,711
9/91                      19,811           11,452    11,858
12/91                     22,283           12,108    13,196
3/92                      22,426           13,016    13,588
6/92                      20,995           12,128    12,685
9/92                      21,619           12,475    13,127
12/92                     23,506           14,337    15,236
3/93                      21,948           14,950    15,533
6/93                      22,110           15,276    15,843
9/93                      23,830           16,612    17,168
12/93                     23,623           17,048    17,484
3/94                      22,999           16,595    16,734
6/94                      21,753           15,949    15,890
9/94                      23,284           17,056    17,202
12/94                     22,155           16,737    16,925
3/95                      24,291           17,509    18,394
6/95                      25,969           19,150    21,009
9/95                      29,205           21,041    23,487
12/95                     28,364           21,497    23,681
3/96                      28,801           22,594    24,789
6/96                      29,693           23,725    26,670
9/96                      29,640           23,805    27,614
12/96                     28,822           25,043    29,059
3/97                      26,729           23,748    27,498
6/97                      32,225           27,598    32,459
9/97                      38,667           31,705    37,941

The graph above to the right compares the change in value of a $10,000 investment in the Monetta Fund, the Russell 2000 Stock Index, and the NASDAQ Composite Index with dividend and capital gains reinvested. The Russell 2000 Stock Index is a broad measure representative of the general market, while the NASDAQ measures performance of stocks in the over-the-counter market. Since the S & P 500 and the Russell 2500 are not appropriate indices, they are no longer reflected on the above graph. Had they been reflected, the value of a $10,000 investment at the end of 10 years per the S & P 500 and the Russell 2500 indices would be $38,575 and $36,201, respectively. Please refer to footnote on the bottom of page 2.

Schedule of Investments (unaudited)

                                                      Quoted
         Shares or                                    Market
         Principal                                    Value
         Amount                                       (In Thousands)

COMMON STOCKS - 89.6%

         Consumer Related - 25.3%                          $45,021

Broadcasting/Cable TV - 2.1%
         *27,273       Chancellor Media Corp-CL A          $1,435
         *40,000       Metro Networks, Inc.                 1,205
         *85,000       VDI Media                            1,105
                                                            3,745

Food Processing - 1.0%
         *40,000       Morningstar Group, Inc.              1,720
          *5,700       WSMP, Inc.                           117
                                                            1,837

Recreation/Entertainment - 1.0%
         *51,000       Avis Rent A Car, Inc.                1,218
         *14,200       Budget Group, Inc.                   468
                                                            1,686

Restaurants/Lodging - 3.3%
         *71,500       BridgeStreet Accomodations, Inc.     822
         *50,000       Hospitality Worldwide Svcs           656
          70,000       Innkeepers USA Trust                 1,203
         *40,000       Outback Steakhouse, Inc.             1,105
          49,999       Patriot American Hospitality, Inc.   1,594
         *30,000       Roadhouse Grill Inc.                 113
         *20,500       Schlotzsky's, Inc.                   388
                                                            5,881

Retail Manufacturers & Distribution - 6.6%
         *58,500       CHS Electronics, Inc.                1,601
         *36,000       Central Garden & Pet Co.             1,107
         *50,000       Galey & Lord, Inc.                   944
         *40,000       Hirsch Int'l Corp-A                  708
         *90,000       Home Products Int'l, Inc.            1,316
         *50,000       Industrial Distribution Group, Inc.  1,050
         *28,500       Performance Food Grp                 727
         *80,000       Quaker Fabric Corp.                  1,810
         *50,500       Tefron Ltd.                          1,010
         *23,000       Triangle Pacific Corp.               799
          30,000       Wolverine World Wide, Inc.           758
                                                            11,830

Retail Trades - 4.5%
         *50,000       Dominick's Supermarkets, Inc.        1,509
         *75,000       Furniture Brands Int'l, Inc.         1,416
         *20,000       Guitar Center, Inc.                  495
         *20,000       Hibbett Sporting Goods, Inc.         558
         *50,000       Just for Feet, Inc.                  791
         *35,000       Stage Stores, Inc.                   1,509
         *70,000       The Buckle, Inc.                     1,706
                                                            7,984
<Page 3>

Miscellaneous - 6.8%
         *35,000       American Business Information, Inc.  949
        *100,000       American Eco Corp.                   1,300
         *20,000       CKS Group, Inc.                      750
          *3,600       CMP Media Inc.-CL A                  90
         *30,000       Consolidated Graphics, Inc.          1,493
          50,000       Graphic Industries, Inc.             921
         *56,000       Maximus Inc.                         1,621
        *100,000       May & Speh, Inc.                     1,387
         *20,000       QuickResponse Services, Inc.         685
         *25,000       Superior Services Inc.               713
         *44,000       Vestcom Int'l Inc.                   880
         *60,000       Warrantech Corp.                     683
         *24,500       Waste Industries Inc.                586
                                                            12,058

         Financial Related - 9.9%                          $17,689

Financial Services - 9.9%
         *60,000       BA Merchant Services                $1,110
          19,200       Berkley (WR) Corp.                   827
          50,000       Capmac Holdings Inc.                 1,616
          30,000       Excel Realty Trust Inc.              941
          30,000       Executive Risk Inc.                  2,051
          50,000       Fidelity National Finl Inc.          1,184
         *53,000       First Alliance                       1,669
          *8,800       First Int'l Bancorp                  158
          40,000       Frontier Insurance Group Inc.        1,520
         *40,000       Golf Trust of America                1,080
          30,000       Horace Mann Educators                1,684
         *40,000       Imperial Credit Industries           1,060
         *13,400       LaSalle Partners Inc.                469
         *42,500       Life USA Holding Inc.                685
         *20,000       Moneygram Payment Systems, Inc       359
          40,500       United Cos Financial Corp.           1,276
                                                            17,689

         Industrial Related - 27.1%                         $48,279

Energy Resources & Services - 3.6%
         *25,400       Hanover Compressor Co.               $622
         *50,000       Houston Exploration Co.              1,119
         *41,200       Iteq Inc.                            574
         *73,100       Newpark Resources Inc.               2,874
        *100,000       Titan Exploration, Inc.              1,200
                                                            6,389

Housing - 0.9%
         *43,750       American Homestar Corp.              1,050
          20,000       TJ International, Inc.               511
                                                            1,561

Industrial & Electronics Products - 17.9%
         *55,000       AFC Cable Systems, Inc.              1,953
         *79,000       Advanced Lighting Technologies, Inc. 2,133
          30,000       Applied Power Inc.-CL A              1,888
          60,000       BMC Industries Inc.                  1,909
         *50,000       Ballantyne of Omaha Inc.             962
         *25,000       Berg Electronics Corp.               1,344
          97,500       Chart Industries Inc.                1,987
         *35,000       Coherent Inc.                        1,938
         *40,000       Control Devices Inc.                 600
         *60,000       FiberMark Inc.                       1,249
         *50,000       Foamex Int'l Inc.                    706
         *50,000       Genrad Inc.                          1,444
         *50,000       JPM Company                          1,206
         *50,000       Kellstrom Industries, Inc.           1,031
         *25,000       Lecroy Corp.                         1,106
         *50,000       Mascotech Inc.                       1,025
         *40,000       Mohawk Industries                    1,095
          20,000       Precision Castparts Corp.            1,300
         *24,600       SPS Technologies Inc.                1,156
          90,000       Spartech Corp.                       1,350
         *50,000       Total Control Products Inc.          691
         *45,000       Trident International, Inc.          765
         *30,000       U.S. Filter Corp.                    1,292
         *60,000       WPI Group Inc.                       727
         *40,000       Wyman-Gordon Co.                     1,050
                                                            31,907

Mining/Mineral Resources - 1.0%
         *75,000       Oregon Metallurical Corp.            1,880

Transportation - 2.9%
          29,500       Expeditors Int'l of Washington, Inc. 1,235
         *55,000       Railamerica Inc.                     323
         *41,000       Simon Transportation Services        969
         *40,000       Swift Transportation                 1,265
          40,000       USFreightways Corp.                  1,345
                                                            5,137

Miscellaneous - 0.8%
         *40,000       Nichols Research Corp.               990
         *18,500       Rental Service Corp.                 415
                                                            1,405


         Medical Related - 16.1%                            $28,709

Medical Supplies - 3.0%
          50,000       Ballard Medical Products             $1,206
         *90,000       Graham Field Health                  1,462
          35,000       Meridian Diagnostics Inc.            416
         *40,000       PolyMedica Corporation               540
         *40,000       Safeskin Corporation                 1,775

<Page 4>
                                                            5,399
Medical Technology - 2.7%
          70,000       ADAC Laboratories                    1,308
         *80,000       Cohr, Inc.                           1,300
         *50,000       OEC Medical Systems Inc.             944
         *70,000       Sterigenics Int'l, Inc.              1,225
                                                            4,777

Pharmaceuticals - 7.4%
         *35,000       Applied Analytical Industries        709
        *156,366       Capstone Pharmacy Services           1,886
        *203,000       ChiRex Inc.                          5,177
          70,000       Jones Medical Inds. Inc.             2,205
         *39,000       Medicis Pharmaceutical-CL A          1,789
         *40,000       Vivus Inc.                           1,500
                                                            13,266

Physician Services - 3.0%
         *60,000       Castle Dental Centers Inc.           840
         100,000       Hooper Holmes Inc.                   1,219
         *25,000       Medical Resources Inc.               484
         *82,500       Medquist Inc.                        1,929
         *60,000       Sheridan Healthcare Inc.             795
                                                            5,267

         Technology Related - 11.2%                         $19,968

Computer Software & Systems - 1.5%
         *30,000       Platinum Technology, Inc.            $645
         *30,000       Programmer's Paradise Inc.           397
         *45,400       Smallworldwide PLC                   931
        *119,000       Storage Dimensions, Inc.             699
                                                            2,672

Computer & Office Equipment - 1.4%
         *29,700       Asia Electronics Holding             397
         *37,500       Norstan Inc.                         806
         *66,500       Transact Technologies Inc.           1,297
                                                            2,500

Semiconductors - 1.9%
         *70,000       Aavid Thermal Technologies           2,109
         *42,000       Aeroflex Inc.                        425
         *15,000       Align-Rite Int'l.                    358
         *24,200       American Tech Ceramics Corp.         448
                                                            3,340

Telecommunications & Equipment - 6.4%
         *30,000       Advanced Technology Material         1,103
         *40,000       Brightpoint Inc.                     1,855
         *70,000       Dycom Industries, Inc.               1,553
         *50,000       Electromagnetic Sciences Inc         1,413
         *29,500       Globecomm Systems Inc.               516
         *40,000       P-Com Inc.                           957
         *19,700       REMEC, Inc.                          719
         *80,000       RMH Teleservices Inc.                730
        *120,000       Transcrypt International, Inc.       2,610
                                                            11,456

Total Common Stocks
         (Cost $117,288) (a)                                159,666

Variable Demand Notes - 0.2%
        235,900        Warner Lambert - 5.125%              236
         76,700        Wisc. Electric Public - 5.185%       77
Total Variable Demand Notes                                 313

Commercial Paper - 10.1%
      2,000,000        Interstate Power
                           5.500% Due 10/07/97              1,998
      5,500,000        Merrill Lynch
                           5.520% Due 10/15/97              5,488
      4,000,000        Met Life
                           5.490% Due 10/21/97              3,988
      2,000,000        Merrill Lynch
                           5.530% Due 10/28/97              1,992
      4,500,000        Coca Cola
                           5.470% Due 10/30/97              4,480
                                                            17,946

Total Short-Term Investments                                18,259

Total Investments - 99.9%
         (Cost $135,547) (a)                                177,925

Other Assets Less Liabilities - 0.1%                        355

Net Assets - 100.0%                                         $178,280

Net Asset Value , offering price, and redemption price
per share ($178,280,206/8,389,177 shares outstanding)       $21.25


(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $44,326 and aggregate gross unrealized depreciation is $1,948, resulting in net unrealized appreciation of $42,378 (in thousands).

*Non-income producing securities.

<Page 5>


Monetta Small-Cap Equity Fund             Period ended 9/30/97

Investment Objective:            Capital Appreciation
Market Capitalization Range:     under $1 billion
Total Net Assets:                $1.3 million

Fund/Benchmark                      Average Annual Total Return
                                    Third             Since Inception
                                    Quarter           2/1/97

Monetta Small-Cap Equity Fund       27.66%            50.90%
Russell 2000*                       14.88%            24.12%

*Source Lipper Analytical Services, Inc.

[Performance Graph Appears Here]
[CAPTION]

Measurement Period          Small-Cap
(Fiscal Year Covered)       Equity Fund    Russell 2000
---------------------       -----------    ------------
12/96                       10,000         10,000
3/97                         9,490          9,297
6/97                        11,820         10,804
9/97                        15,089         12,412


The graph above to the right compares the change in value of a $10,000 investment in the Monetta Small-Cap Equity Fund and the Russell 2000 Stock Index with dividend and capital gains reinvested.The Russell 2000 index is a broad measure representative of the general market. Please refer to footnote on the bottom of page 2.

Schedule of Investments (unaudited)

                                                        Quoted
      Shares or                                         Market
      Principal                                         Value
      Amount                                            (In Thousands)

COMMON STOCKS - 84.4%

      Consumer Related - 24.4%                              $318

Broadcasting/Cable TV - 1.0%
      *1,000           VDI Media                            $13

Recreation/Entertainment - 1.8%
      *1,000           Avis Rent A Car, Inc.                24

Restaurants/Lodging - 4.7%
      *2,500           Bridgestreet Accomodations           28
      *2,500           Hospitality Worldwide Svcs           33
                                                            61

Retail Manufacturers & Distribution - 10.3%
      *900             CHS Electronics, Inc.                25
    *1,000             Hirsch Int'l Corp-A                  18
      *800             Home Products Int'l Inc.             12
    *1,500             Industrial Distribution Group,       31
      *800             Quaker Fabric Corp.                  18
    *1,500             Tefron Ltd.                          30
                                                            134

Miscellaneous - 6.6%
     1,500             Graphic Industries, Inc.             28
      *900             Maximus Inc.                         26
    *1,000             Vestcom Int'l Inc.                   20
      *500             Waste Industries Inc.                12
                                                            86

      Financial Related - 1.2%                              $15

Financial Services - 1.2%
       300             Capmac Holdings Inc.                 $10
      *300             First Int'l Bancorp                  5
                                                            15

      Industrial Related - 23.0%                            $301

Energy Resources & Services - 3.8%
      *500             Hanover Compressor Co.               $12
    *1,300             Iteq Inc.                            18
      *500             Newpark Resources Inc.               20
                                                            50

Industrial & Electronics Products - 17.9%
    *1,000             Advanced Lighting Techs              27
       700             BMC Industries Inc                   22
    *1,500             Ballantyne of Omaha Inc.             29
       750             Chart Industries Inc.                15
      *750             FiberMark Inc.                       16
      *700             Genrad Inc.                          20
      *500             JPM Company                          12
      *900             Kellstrom Industries, Inc.           19
      *300             Lecroy Corp                          13
      *400             SPS Technologies Inc.                19
       900             Spartech Corp.                       13
    *2,000             Total Control Products Inc           28
                                                            233

<Page 6>

Transportation - 1.3%
    *3,000             Railamerica Inc.                     18

      Medical Related - 21.5%                               $280

Medical Supplies - 3.8%
    *1,800             Graham Field Health                  $29
    *1,500             PolyMedica Corporation               20
                                                            49

Medical Technology - 5.1%
    *1,500             ADAC Laboratories                    28
      *800             Cohr Inc.                            13
    *1,500             Sterigenics Int'l Inc.               26
                                                            67

Pharmaceuticals - 9.1%
    *1,400             Capstone Pharmacy Services           17
    *1,500             ChiRex Inc                           38
     1,000             Jones Medical Inds. Inc.             32
      *700             Medicis Pharmaceutical-CL            32
                                                            119

Physician Services - 3.5%
    *2,000             Castle Dental Centers Inc.           28
      *750             Medquist Inc.                        17
                                                            45

      Technology Related - 14.3%                            $187

Computer Software & Systems - 1.4%
      *900             Smallworldwide PLC                   $18

Computer & Office Equipment - 3.1%
    *1,800             Asia Electronics Holding             24
      *800             Transact Technologies Inc.           16
                                                            40

Semiconductors - 3.7%
    *1,000             Aavid Thermal Technologies           30
    *1,000             American Tech Ceramics Corp          19
                                                            49

Telecommunications & Equipment - 6.1%
    *1,000             Dycom Industries, Inc.               22
      *500             Electromagnetic Sciences Inc         14
      *500             Globecomm Systems Inc.               9
      *100             Network Solutions, Inc. CL-A         2
      *300             REMEC, Inc.                          11
    *1,000             Transcrypt International, Inc.       22
                                                            80

Total  Common Stocks
      (Cost $867)(a)                                        1,101

Variable Demand Notes - 4.7%
      8,300            Johnson Controls -5.175%             8
     52,900            Wisc. Electric Public - 5.185%       53
Total Variable Demand Notes                                 61

Total Investments - 89.1%
      (Cost $928) (a)                                       1,162

Other Assets Less Liabilities - 10.9%                       142

Net Assets - 100.0%                                         $1,304

Net Asset Value , offering price, and redemption price
per share ($1,304,269/86,421 shares outstanding)            $15.09

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $243 and aggregate gross unrealized depreciation is $9, resulting in net unrealized appreciation of $234 (in thousands).

*Non-income producing security

<Page 7>


Monetta Mid-Cap Equity Fund               Period ended 9/30/97

Investment Objective:               Capital Appreciation
Market Capitalization Range:        $1 billion - $5 billion
Total Net Assets:                   $22.0 million

Fund/Benchmark                AverageAnnual Total Return

                                                        Since Incept.
                              1 Year         3 years      3/1/93
Monetta Mid-Cap Equity Fund   39.82%         25.94%       24.95%
S & P 400*                    39.10%         25.88%       19.39%
*Source Lipper Analytical Services, Inc.

{Performance Graph Appears Here}

Measurement Period          Mid-Cap
(Fiscal Year Covered)       Equity Fund    S & P 400
---------------------       -----------    ---------
3/1/93                      10,000         10,000
3/93                        11,670         10,220
6/93                        11,880         10,455
9/93                        13,120         10,978
12/93                       13,540         11,274
3/94                        13,475         10,793
6/94                        13,109         10,399
9/94                        13,887         11,103
12/94                       13,835         10,817
3/95                        14,835         11,692
6/95                        16,536         12,723
9/95                        17,603         13,965
12/95                       17,233         14,165
3/96                        18,717         15,037
6/96                        19,106         15,470
9/96                        19,855         15,920
12/96                       21,402         16,885
3/97                        21,314         16,634
6/97                        24,277         19,085
9/97                        27,761         22,145



The graph above to the right compares the change in value of a $10,000 investment in the Monetta Trust Mid-Cap Equity Fund to the S & P 400. The S & P 400 index is a broad measure representative of the general market. Since the S & P 500 is not an appropriate index, it is no longer reflected on the above graph. Had it been reflected, the value of a $10,000 investment since inception per the S & P 500 index would be $23,563.

Schedule of Investments                   (unaudited)

                                                   Quoted
      Shares or                                    Market
      Principal                                    Value
      Amount                                       (In Thousands)

COMMON STOCKS - 97.0%

      Consumer Related - 39.0%                           $8,591

Food Processing - 4.4%
       9,000      Dean Foods Co.                         $416
      18,000      Smithfield Foods                       540
                                                         956

Recreation/Entertainment - 5.6%
      *4,400      Budget Group Inc                       145
     *10,000      Galileo Int'l Inc.                     279
      10,000      Hertz Corp.-Cl A                       377
      10,000      Royal Carribean Cruises Ltd.           438
                                                         1,239

Restaurants/Lodging - 3.9%
      10,000      CKE Restaurants Inc                    420
      *6,000      HFS Inc.                               447
                                                         867

Retail Manufacturers & Distribution - 4.3%
     *19,350      CHS Electronics, Inc.                  530
      15,000      Hasbro Inc.                            422
                                                         952

Retail Trades - 16.4%
      20,000      American Stores                        487
     *14,000      Autozone Inc                           420
      10,000      CVS Corporation                        569
       6,000      Dillards Inc-Cl A                      263
     *17,000      Dominick's Supermarkets Inc.           513
     *10,000      Fred Meyer Inc                         533
       4,500      Nordstrom Inc.                         287
      *9,000      Proffitt's Inc.                        533
                                                         3,605

Miscellaneous - 4.4%
      *30,000     Allied Waste Industries Inc.           574
      *10,000     USA Waste Services Inc                 398
                                                         972

      Financial Related - 10.9%                          $2,398

Financial Services-10.9%
       10,000     Bank United Corp-CL A                  $442
      *18,000     Dime Bancorp Inc.                      377
       10,000     Green Tree Financial Corp.             470
      *10,000     Hartford Life-CL A                     384
        1,900     Mercury General Corp.                  166
       *7,700     Nationwide Financial Services          215
      *10,000     Security Capital Group-B               344
                                                         2,398

<Page 8>

      Industrial Related - 32.6%                         $7,179

Energy Resources & Services - 8.1%
      *17,200     Newpark Resources Inc                  $676
      *15,000     Sante Fe Int'l Corp.                   697
        7,000     Tidewater Inc.                         415
                                                         1,788

Housing - 1.4%
       11,000     Oakwood Homes                          312

Industrial & Electronics Products - 15.7%
        7,000     Applied Power Inc-Cl A                 441
       15,000     BMC Industries Inc                     477
       19,000     Cooper Tire & Rubber                   505
      *13,000     Gulfstream Aerospace Corp              377
       10,000     Harnischfeger Industries Inc.          427
      *20,000     Mascotech Inc.                         410
        6,000     Precision Castparts Corp.              390
      *10,000     U.S. Filter Corp                       431
                                                         3,458

Mining/Mineral Resources - 3.9%
       *7,000     Alumax, Inc.                           286
        8,000     Reynolds Metals Co.                    567
                                                         853

Transportation - 3.5%
        9,000     CNF Transportation Inc.                392
      *11,900     Swift Transportation                   376
                                                         768

      Medical Related - 6.7%                             $1,483

Pharmaceuticals - 6.7%
      *10,000     Elan Corp PLC                          $501
       16,000     Jones Medical Inds. Inc.               504
       *8,000     Watson Pharmaceuticals                 478
                                                         1,483

      Technology Related - 7.8%                          $1,713

Computer Software & Systems - 1.0%
      *10,000     Platinum Technology, Inc.              $215


Semiconductors - 0.9%
       *6,000     LSI Logic Corp.                        193

Telecommunications & Equipment - 5.9%
       11,000     Corning Inc.                           520
        8,000     Harris Corp.                           366
       *7,000     Newbridge Networks Corp.               419
                                                         1,305
Total Common Stocks
      (Cost $16,883 ) (a)                                21,364

Variable Demand Notes - 1.2%
      255,400     Warner Lambert - 5.125%                255
        4,000     Wisc. Electric Public - 5.185%         4
                                                         259

Commercial Paper - 2.3%
      500,000     Merrill Lynch
                        5.57 % Due 10/14/97              499

Total Short-Term Investment                              758

Total Investments - 100.5%
      (Cost $17,641) (a)                                 22,122

Other Assets Less Liabilities - (0.5)%                   (106)

Net Assets - 100.0%                                      $22,016

Net Asset Value , offering price, and redemption price
per share ($22,015,616/1,145,929 shares outstanding)     $19.21

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $4,510 and aggregate gross unrealized depreciation is $29, resulting in net unrealized appreciation of $4,481 (in thousands).

*Non-income producing security

<Page 9>


Monetta Large-Cap Fund                    Period ended 9/30/97

Investment Objective:               Capital Appreciation
Market Capitalization Range:        $5 billion +
Total Net Assets:                   $4.3 million

Fund/Benchmark Average             Annual Total Return

                                             Since Inception
                                 1 Year         9/1/95
Monetta Large-Cap Equity Fund    34.74%         30.19%
S & P 500*                       40.43%         31.20%

*Source Lipper Analytical Services, Inc.

{Performance Graph Appears Here}

Measurement Period         Large-Cap
(Fiscal Year Covered)      Equity Fund     S & P 500
---------------------      -----------     ---------
9/95                       10,000          10,482
12/95                      10,574          11,105
3/96                       11,344          11,701
6/96                       11,923          12,225
9/96                       12,864          12,603
12/96                      13,555          13,653
3/97                       13,842          14,020
6/97                       15,621          16,465
9/97                       17,333          17,699

The graph above to the right compares the change in value of a $10,000 investment in the Monetta Trust Large-Cap Equity Fund to the S & P 500. The S & P 500 Composite index is a broad measure representative of the general market. Please refer to footnote on the bottom of page 2.

Schedule of Investments                   (unaudited)

                                                      Quoted
      Shares or                                       Market
      Principal                                       Value
      Amount                                    (In Thousands)

COMMON STOCKS - 96.1%
      Consumer Related - 33.7%                        $1,432

Broadcasting/Cable TV - 1.0%
       1,500      Westinghouse Electric               $41

Recreation/Entertainment -3.7%
      *3,000      Galileo Int'l Inc.                  84
       2,000      Hertz Corp.-CL A                    75
                                                      159

Restaurants/Lodging - 1.9%
      *1,100      HFS Inc.                            82

Retail Manufacturers & Distribution - 3.6%
       2,000      Estee Lauder Co.-CL A               92
       1,200      Kimberly-Clark Corp.                59
                                                      151

Retail Trades - 16.6%
       4,400      American Stores                     107
      *2,500      Autozone Inc.                       75
       2,000      CVS Corporation                     114
      *2,500      Costco Companies Inc.               94
       2,100      Home Depot Inc.                     109
      *9,000      Kmart Corp.                         126
      *1,500      Safeway Inc.                        82
                                                      707

Miscellaneous - 6.9%
      *4,000      Allied Waste Industries Inc.        76
       2,000      Browning Ferris                     76
       1,100      Time Warner Inc.                    60
      *2,000      USA Waste Services Inc.             80
                                                      292

      Financial Related - 15.3%                       $651

Financial Services - 15.3%
       2,800      Equitable Companies Inc.            $115
       1,100      Fleet Financial Group               72
       2,000      Green Tree Financial Corp.          94
      *2,000      Hartford Life-CL A                  77
         600      Household Int'l                     68
      *2,600      Nationwide Financial Services       72
      *2,000      Security Capital Group-B            69
       1,200      Washington Mutual Inc.              84
                                                      651

      Industrial Related - 26.6%                      $1,135

Energy Resources & Services - 9.9%
       1,000      Coastal Corp                        $61
       1,600      Halliburton                         83
      *3,000      Sante Fe Int'l Corp.                140
       1,000      Schlumberger Ltd                    84
      *2,100      Union Pacific Resources             55
                                                      423
<Page 10>

Industrial & Electronics Products - 7.7%
       1,500      Eaton Corp.                         139
       1,600      Harnischfeger Industries. Inc.      68
      *1,300      U.S. Filter Corp                    56
       1,000      Whirlpool Corp                      66
                                                      329

Mining/Mineral Resources - 6.7%
       1,300      Aluminum Co. of America             107
       1,000      Nucor Corp                          53
       1,800      Reynolds Metals Co.                 127
                                                      287

Miscellaneous - 2.3%
       2,000      Tenneco Inc.                        96

      Medical Related - 2.4%                          $100

Pharmaceuticals - 2.4%
      *2,000      Elan Corp PLC                       $100


      Technology Related - 18.1%                      $772

Computer & Office Equipment - 1.6%
      *1,200      EMC Corp/Mass                       $70


Semiconductors - 0.9%
      *1,200      LSI Logic Corp.                     39

Telecommunications & Equipment - 15.6%
      *2,200      Airtouch Communications             78
       1,800      Cincinnati Bell Inc.                51
       2,800      Corning Inc                         132
       2,200      Harris Corp.                        101
         900      Motorola Inc                        64
      *1,600      Newbridge Networks Corp.            96
       1,500      Nokia Corp-Sponsored ADR A          141
                                                      663

Total Common Stocks
      (Cost $3,472)(a)                                4,090

Variable Demand Notes - 4.4%
     114,300      General Mills - 5.135%              114
      14,200      Johnson Controls - 5.175%           14
      58,200      Wisc. Electric Public - 5.185%      58
Total Variable Demand Notes                           186

Total Investments - 100.5%
      (Cost $3,658)(a)                                4,276

Other Assets Less Liabilities- (0.5)%                 (21)

Net Assets - 100.0%                                   $4,255

Net Asset Value , offering price, and redemption price
per share ($4,255,083/271,116 shares outstanding)     $15.69

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $646 and aggregate gross unrealized depreciation is $28, resulting in net unrealized appreciation of $618 (in thousands).

* Non-income producing security

<Page 11>



Monetta Balanced Fund                     Period ended 9/30/97

Investment Objective:              Capital Appreciation/Income
Market Capitalization Range:       $5 billion +
Average Maturity:                  8.0 Years
Total Net Assets:                  $10.7 million

Fund/BenchmarkAverage        Annual Total Return

                                          Since Inception
                             1 Year       9/1/95
Monetta Balanced Fund        30.96%       26.90%
Benchmark*                   29.64%       22.84%

*Source Lipper Analytical Services, Inc.

{Performance Graph Appears Here}

Measurement Period
(Fiscal Year Covered)   Balance Fund    Benchmark
---------------------   ------------    ---------
6/95                    10,000          10,000
9/95                    10,000          10,313
12/95                   10,616          10,919
3/96                    11,131          11,220
6/96                    11,913          11,577
9/96                    12,547          11,887
12/96                   13,369          12,682
3/97                    13,358          12,888
6/97                    14,642          14,615
9/97                    16,431          15,554

The graph above to the right compares the change in value of a $10,000 investment in the Monetta Trust Balanced Fund to the Benchmark with dividends and capital gains reinvested.
*The Benchmark is a composite blend of two indices, 65% S & P 500 (stock index) and 35% Lehman Govt/Corp Bond (bond index). It is a hypothetical benchmark. Please refer to footnote on the bottom of page 2.

Schedule of Investments                   (unaudited)

                                                      Quoted
      Shares or                                       Market
      Principal                                       Value
      Amount                                          (In Thousands)

COMMON STOCKS - 65.1%
      Consumer Related - 26.0%                        $2,778

Broadcasting/Cable TV - 0.5%
      *4,000      VDI Media                           $52

Food Processing - 1.9%
       2,500      Dean Foods Co.                      116
      *3,000      Smithfield Foods                    90
                                                      206
Recreation/Entertainment - 3.4%
      *5,000      Avis Rent A Car, Inc.               119
      *1,400      Budget Group Inc                    46
      *3,000      Galileo Int'l Inc.                  84
       3,000      Hertz Corp.-CL A                    113
                                                      362
Restaurants/Lodging - 2.7%
      *6,000      BridgeStreet Accomodations          69
       1,000      CKE Restaurants Inc.                42
      *1,300      HFS Inc.                            97
      *6,000      Hospitality Worldwide Svcs          79
                                                      287

Retail Manufacturers & Distribution - 6.9%
      *5,550      CHS Electronics, Inc.               152
       1,500      Estee Lauder Companies-CL A         69
       3,000      Hasbro Inc.                         84
      *4,000      Hirsch Int'l Corp-A                 71
      *5,000      Industrial Distribution Group,      105
       1,800      Kimberly-Clark Corp                 88
      *3,000      Quaker Fabric Corp.                 68
      *5,000      Tefron Ltd.                         100
                                                      737

Retail Trades - 7.3%
       4,000      American Stores                     98
      *3,000      Autozone Inc                        90
       2,200      CVS Corporation                     125
       2,000      Costco Companies Inc                75
      *2,300      Dominick's Supermarkets Inc.        69
      *2,000      Fred Meyer Inc                      107
       1,500      Home Depot Inc                      78
     *10,000      Kmart Corp.                         140
                                                      782

Miscellaneous - 3.3%
      *6,000      Allied Waste Industries Inc.        115
       2,500      American Business Info              68
      *3,500      Maximus Inc.                        101
      *1,700      USA Waste Services Inc              68
                                                      352

      Financial Related  - 4.9%                       $516

Financial Services - 4.9%
      *3,000      Dime Bancorp Inc.                   63
       2,500      Equitable Companies Inc.            103
        *900      First Int'l Bancorp                 16
       3,000      Golf Trust of America               81
       1,500      Green Tree Financial Corp           70
        *700      Hartford Life-CL A                  27
      *1,900      Nationwide Financial Services       53
      *3,000      Security Capital Group-B            103
                                                      516
<Page12>

      Industrial Related - 19.0%                      $2,030

Energy Resources & Services - 4.4%
       1,100      Halliburton                         $57
      *2,100      Hanover Compressor Co.              52
      *3,400      Newpark Resources Inc.              134
      *4,000      Sante Fe Int'l Corp.                186
      *1,500      Union Pacific Resources             39
                                                      468
Industrial & Electronics Products - 9.6%
      *4,000      Advanced Lighting Techs             108
       4,000      BMC Industries Inc                  127
       1,650      Chart Industries Inc.               34
       4,000      Cooper Tire & Rubber                106
       1,600      Eaton Corp.                         148
      *3,000      Gulfstream Aerospace Corp           87
       1,200      Harnischfeger Industries Inc.       51
      *3,500      Mascotech Inc.                      72
       1,400      Precision Castparts Corp.           91
      *6,000      Total Control Products Inc          83
      *2,000      U.S. Filter Corp                    86
      *3,000      WPI Group Inc                       36
                                                      1,029

Mining/Mineral Resources - 2.0%
       1,300      Aluminum Co. of America             107
       1,500      Reynolds Metals Co.                 106
                                                      213
Transportation - 2.1%
       3,000     CNF Transportation Inc.              130
     *10,000     Railamerica Inc.                     59
      *1,100      Swift Transportation                35
                                                      224

Miscellaneous - 0.9%
       2,000      Tenneco Inc.                        96

      Medical Related - 7.8%                          $834

Medical Technology - 1.9%
      *7,000      Cohr Inc.                           $114
      *5,000      Sterigenics Int'l Inc.              87
                                                      201
Pharmaceuticals - 4.7%
      *7,200      ChiRex Inc                          184
      *2,000      Elan Corp PLC                       100
       4,000      Jones Medical Inds. Inc.            126
      *1,500      Watson Pharmaceuticals              90
                                                      500
Physician Services - 1.2%
      *5,000      Castle Dental Centers Inc.          70
      *2,700      Medquist Inc.                       63
                                                      133

      Technology Related - 7.4%                       $786

Computer Software & Systems - 0.6%
     *10,000      Storage Dimensions, Inc.            $58

Computer & Office Equipment - 0.4%
      *3,500      Asia Electronics Holding            47

Telecommunications & Equipment - 6.4%
       3,000      Corning, Inc.                       142
      *3,000      Dycom Industries, Inc               67
       2,000      Harris Corp.                        91
      *1,700      Newbridge Networks Corp.            102
       1,400      Nokia Corp-Sponsored ADR A          131
      *6,800      Transcrypt International, Inc.      148
                                                      681
Total Commons Stocks - 65.1%
      (Cost $5,724)(a)                                6,944

U.S. Treasury Notes - 17.3%
     100,000      6.000% Due 10/15/99                 100
     775,000      5.750% Due 10/31/00                 772
     300,000      6.375% Due 08/15/02                 305
     220,000      6.250% Due 02/15/03                 222
     300,000      5.750% Due 08/15/03                 295
     150,000      5.875% Due 02/15/04                 149
Total U.S. Treasury Notes                             1,843

Variable Demand Notes - 2.1%
     102,000      American Family                     102
     119,500      Wisc. Electric Public               120
Total Variable Demand Notes                           222

Corporate Bond - 11.5%
     450,000      Chase Manhattan
                        9.750% Due 11/01/01           504
     300,000      Bank United Corp
                        8.875% Due 05/01/07           322
     400,000      LCI Int'l. Inc.
                        7.250% Due 06/15/07           407
                                                      1,233
Mortgage Obligations - 3.8%
     400,000      Green Tree Home Imprv.Mortg.
                          6.780% Due 06/15/28         406

Total Investments - 99.8%
      (Cost $9,381)(a)                                10,648

Other Assets Less Liabilities - 0.2%                  20

Net Assets - 100.0%                                   $10,668

Net Asset Value , offering price, and redemption price
per share ($10,668,250/694,594 shares outstanding)    $15.36

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $1,329 and aggregate gross unrealized depreciation is $62, resulting in net unrealized appreciation of $1,267 (in thousands).


* Non-income producing security

<Page13>


Monetta Intermediate Bond Fund            Period ended 9/30/97

Investment Objective:               Capital Appreciation/Income
30-Day SEC Yield:                   6.14%
Average Maturity:                   4.8 Years
Total Net Assets:                   $3.2 million

Fund/Benchmark                      Average Annual Total Return

                                                           Since Incept.
                                   1 Year       3 years     (3/1/93)
Monetta Intermediate
      Bond Fund                     9.50%       9.46%       7.50%
Lehman Govt/Corp
      Intermediate Bond Index*      8.19%       8.18%       5.99%

*Source Lipper Analytical Services, Inc.


{Performance Graph Appears Here}

Measurement Period        Intermediate
(Fiscal Year Covered)     Bond Fund      Lehman
---------------------     ------------   -------
3/1/93                    10,000         10,007
3/93                      10,000         10,028
6/93                      10,399         10,255
9/93                      10,732         10,486
12/93                     10,817         10,504
3/94                      10,585         10,291
6/94                      10,494         10,229
9/94                      10,613         10,313
12/94                     10,705         10,302
3/95                      11,270         10,754
6/95                      11,866         11,292
9/95                      12,046         11,479
12/95                     12,282         11,883
3/96                      12,245         11,784
6/96                      12,428         11,859
9/96                      12,702         12,068
12/96                     13,074         12,364
3/97                      13,041         12,350
6/97                      13,485         12,715
9/97                      13,908         13,058

The graph above to the right compares the change in value of a $10,000 investment in the Monetta Trust Intermediate Bond Fund to the Lehman Government/Corporate Intermediate Bond Index. The Lehman Government/Corporate Intermediate Bond Index measures that specific segment of the bond market. Please refer to footnote on the bottom of page 2.

Schedule of Investments                   (unaudited)

                                                      Quoted
      Shares or                                       Market
      Principal                                       Value
      Amount                                    (In Thousands)

Treasury Notes - 32.6%
      200,000     5.500% Due 04/15/00                 198
      200,000     6.000% Due 07/31/02                 200
      200,000     5.750% Due 08/15/03                 197
      250,000     5.875% Due 02/15/04                 248
      200,000     6.500% Due 05/15/05                 204
                                                      1,047
Municipal Taxable Bond - 1.3%
       40,000     Sheboygan, WI TIF #6
                        8.250% Due 03/15/03           43

Corporate Bonds - 60.6%
       50,000     American Airlines, 8.700%
                        Due 01/15/98                  50
       50,000     Salomon Inc., 9.375%
                        Due 04/15/98                  51
      200,000     Ahmanson, 6.530%
                        Due 06/01/98                  201
      150,000     Int'l Lease Finance, 6.690%
                        Due 04/30/00                  152
      110,000     Pacific Gas & Electric, 8.750%
                        Due 01/01/01                  118
      150,000     First Chicago Corp, 11.250%
                        Due 02/20/01                  172
       50,000     American Standard, 9.875%
                        Due 06/01/01                  53
      300,000     Chase Manhattan, 9.750%
                        Due 11/01/01                  336
       50,000     Dayton Hudson, 9.750%
                        Due 07/01/02                  56
      100,000     IBM Corp., 7.250%
                        Due 11/01/02                  104
      100,000     RJR Nabisco Inc., 5.625%
                        Due 12/01/02                  106
      100,000     Webb,  Del E., 9.750%
                        Due 03/01/03                  102
      125,000     Texas Instruments, 9.250%
                        Due 06/15/03                  142
      100,000     Salomon Inc., 6.750%
                        Due 01/15/06                  99
      100,000     Bank United Corp., 8.875%
                        Due 05/01/07                  107
      100,000     LCI Int'l. Inc., 7.250%
                        Due 06/15/07                  102
                                                      1,951

U.S. Government Agency Obligations - 3.1%
      100,000     Federal Home Loan Bank
                        6.440% due 11/28/05           101

Mortgage Obligations - 0.4%
       12,884     GNMA, 8.500%
                        Due 07/15/21                  13

Variable Demand Notes - 0.1%
        1,100     Warner Lambert - 5.125%             1
          700     Wisc. Electric Public - 5.185%      1
Total Variable Demand Notes                           2

Total Investments - 98.1%
      (Cost $3,128)(a)                                3,157

Other Assets Less Liabilities - 1.9%                  60

Net Assets - 100.0%                                   $3,217

Net Asset Value , offering price, and redemption price
per share ($3,216,971/309,436 shares outstanding)     $10.40

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $32 and aggregate gross unrealized depreciation is $3, resulting in net unrealized depreciation of $29 (in thousands).

<Page 14>


Monetta Government Money Market Fund      Period ended 9/30/97

Investment Objective:         Income and Capital Preservation
7-Day Yield:                  5.02%
Average Days to Maturity:     52 Days
Total Net Assets:             $4.7 million

Fund/Benchmark Average Annual Total Return

                                                   Since Incept.
                              1 Year      3 years     (3/1/93)
Monetta Government Money
      Market Fund             5.11%**     5.33%**     4.60%**
Lipper US Gov't Money
      Market Funds Avg.*      4.84%       4.94%       4.23%

*Source Lipper Analytical Services, Inc.
{Performance Graph Appears Here}

Measurement Period      Government Money
(Fiscal Year Covered)   Market Fund        Lipper
---------------------   ----------------   --------
3/1/93                  10,000             10,000
3/93                    10,013             10,023
6/93                    10,072             10,088
9/93                    10,147             10,154
12/93                   10,224             10,222
3/94                    10,301             10,290
6/94                    10,396             10,374
9/94                    10,507             10,475
12/94                   10,637             10,597
3/95                    10,788             10,738
6/95                    10,950             10,885
9/95                    11,110             11,030
12/95                   11,262             11,174
3/96                    11,401             11,309
6/96                    11,539             11,440
9/96                    11,683             11,579
12/96                   11,832             11,711
3/97                    11,977             11,846
6/97                    12,126             11,988
9/97                    12,281             12,135

**Total returns are net of advisory fees waived and voluntary absorption of all or part of the Fund's operating expenses by the Advisor. Had the advisory fee not been waived, the 7-day SEC yield would be 4.67%. An investment in the Monetta Government Money Market Fund is neither insured or guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable $1.00 per share net asset value. Please refer to footnote on the bottom of page 2.

Schedule of Investments                   (unaudited)

                                                    Quoted
      Shares or                                     Market
      Principal                                     Value
      Amount                                     (In Thousands)

GOVERNMENT OBLIGATIONS - 15.4%

U.S. Treasury Bills - 15.4%
      735,000     Due 11/13/97                        $730

GOVERNMENT AGENCIES - 84.4%

Federal Farm Credit Discount Note - 8.3%
      400,000     Due 12/26/97                        $395

Federal Home Loan Mortgage Corp- 25.0%
      170,000     Due 10/14/97                        170
      1,025,000   Due 12/01/97                        1,016
                                                      1,186

Federal National Mortgage Association - 51.1%
      310,000     Due 10/02/97                        310
      475,000     Due 10/24/97                        473
      780,000     Due 10/30/97                        776
      185,000     Due 11/07/97                        184
      54,000      Due 12/15/97                        53
      640,000     Due 01/16/98                        630
                                                      2,426

Total Investments - 99.8%(a)                          4,737

Other Assets Less Liabilities - 0.2%                  9

Net Assets - 100%                                     $4,746

Net Asset Value , offering price, and redemption price
per share ($4,745,738/4,745,738 shares outstanding)   $1.00

(a)  Cost is identical for book and tax purposes.

<Page 15>




Quarterly Report
September 30, 1997

MONETTA FAMILY OF FUNDS


Monetta Fund, Inc.

Monetta Small-Cap Equity Fund

Monetta Mid-Cap Equity Fund

Monetta Large-Cap Equity Fund

Monetta Balanced Fund

Monetta Intermediate Bond Fund

Monetta Government Money Market Fund




Monetta Funds
1776-A South Naperville Road
Suite 207
Wheaton, Illinois  60187
1-800-MONETTA (666-3882)


Distributed by Funds Distributor, Inc.